Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments and Financial Risk Management [Abstract]
Schedule of analyzes non-derivative financial liabilities

	Less than one year	Between one to two years
	U.S. dollars in thousands
December 31, 2018:
IIA liability	49	82
Trade payables and other payables	1,054	-
	1,103	82
December 31, 2017:
IIA liability	92	-
Trade payables and other payables	1,055	-
	1,147	-

Schedule of changes in level 3 instruments

	Anti-dilution feature	Derivative financial instruments	Total
	U.S. dollar in thousands
Balance as of January 1, 2018	692	61	753
Initial recognition	497	2,678	3,175
Finance expenses	598	1,641	2,239
Classification to equity of Series B warrants	-	(3,479)	(3,479)
Classification to level 1 (see Note 13(e))	-	(901)	(901)
Exercise of anti-dilution feature	(1,787)	-	(1,787)
Balance as of December 31, 2018	-	-	-
Total unrealized losses for the period included in profit or loss for liabilities held at December 31, 2018	598	1,641	2,239

	Anti-dilution feature	Derivative financial instruments	Total
	U.S. dollar in thousands
Balance as of January 1, 2017	94	-	94
Initial recognition	315	1,958	2,273
Finance expenses (income)	283	(1,897)	(1,614)
Balance as of December 31, 2017	692	61	753
Total unrealized losses (gains) for the period included in profit or loss for liabilities held at December 31, 2017	283	(1,897)	(1,614)

	Anti-dilution feature	Options to group of investors	Bridge loan		Financing of issuance expenses		Total
	U.S. dollar in thousands
Balance as of January 1, 2016	-	-	*		*		*
Initial recognition	106	193	-		-		299
Finance expenses (income)	(12)	-	800	**	256	**	1,044
Settlement/cancellation	-	(193)	(800)		(256)		(1,249)
Balance as of December 31, 2016	94	-	-		-		94
Total unrealized gains for the period included in profit or loss for liabilities held at December 31, 2016	(12)	-	-		-		(12)

*	Represents an amount of less than $ 1 thousands.
**	Recognition of deferred initial loss at an amount equal to the cash amount paid by the Company at the time of completion the Merger Transaction.

Schedule of financial instruments

Financial assets at amortized cost
December 31, 2018	U.S. dollars in thousands
Assets:
Cash and cash equivalents	3,717
Trade receivable and other receivables (excluding prepaid expenses)	910
Restricted deposits	104
4,731

Loans and receivables
December 31, 2017	U.S. dollars in thousands
Assets:
Cash and cash equivalents	3,514
Trade receivable and other receivables (excluding prepaid expenses)	740
Restricted deposits	93
4,347

	Liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
December 31, 2018	U.S. dollars in thousands
Liabilities:
Trade payables and other payables	-	1,054	1,054
IIA liability	-	131	131
Derivative financial instruments	729	-	729
	729	1,185	1,914
December 31, 2017
Liabilities:
Trade payables and other payables	-	1,055	1,055
IIA liability	-	92	92
Derivative financial instruments	237	-	237
Liability in respect of anti-dilution feature	692	-	692
	929	1,147	2,076